COMMON SHARES (Details) (CAD) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	738,000
Outstanding at the beginning of the period	14,306,000,000
Outstanding at the end of the period (in shares)	757,000	738,000
Outstanding at the end of the period	15,205,000,000	14,306,000,000
Restrictions on Dividends
Amount available for the payment of dividends on common and preferred shares	1,300,000,000	1,000,000,000	2,600,000,000
Cash Dividends
Cash dividends paid	1,285,000,000	1,226,000,000	1,163,000,000
Common Shares
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	738,381	731,872	675,547
Outstanding at the beginning of the period	14,306,000,000	14,037,000,000	11,636,000,000
Issuance of common shares for cash (in shares)	18,733	6,509	56,325
Issuance of common shares for cash	899,000,000	269,000,000	2,401,000,000
Outstanding at the end of the period (in shares)	757,114	738,381	731,872
Outstanding at the end of the period	15,205,000,000	14,306,000,000	14,037,000,000